Acquisition	9 Months Ended
Dec. 25, 2020
Business Combinations [Abstract]
Acquisition

3. Acquisition

On August 28, 2020, the Company closed on its purchase of Voxtel, Inc. (the “Acquisition”), a privately-held technology company located in Beaverton, Oregon that develops, manufactures and supplies photonic and advanced 3D imaging technologies. The total preliminary purchase price was $35,081, including certain earn-outs that have the potential payout of $15,000. The fair value of these earn-outs at acquisition date was $7,800.

The Acquisition has been accounted for as a business combination and, in accordance with ASC 805, Business Combinations, the Company has recorded the assets acquired and liabilities assumed at their respective fair values as of the date of the Acquisition. The following table summarizes the preliminary purchase price allocation recorded:

Estimated fair value of consideration:
Base purchase price	$27,281
Contingent Consideration	7,800

Total estimated fair value of consideration	$35,081

Estimated fair value of assets acquired and liabilities assumed:
Net working capital	$4,064
Property and equipment	57
Finite-life intangible assets	13,600
Indefinite-life intangible assets	2,400
Deferred tax liability	(3,843)
Goodwill	18,803

Allocated purchase price	$35,081

The significant intangible assets identified in the preliminary purchase price allocation discussed above include completed technology, in-process research and development, customer relationships and trademarks. Completed technology, customer relationships and trademarks are amortized over their respective useful lives on a straight-line basis. An estimated fair value of $2,400 was assigned to acquired in-process research and development costs with an indefinite life.

Amortization of completed technology is included within cost of revenue, and amortization of customer relationships and trademarks is included within selling, general and administrative expense. To value the completed technology and the in-process research and development assets, the Company utilized the income approach, specifically a discounted cash-flow method known as the multi-period excess earnings method. Customer relationships represent the underlying relationships with certain customers to provide ongoing services for products sold. The Company utilized the income approach, specifically the distribution method, a subset of the excess-earnings method to value the customer relationships and trademarks.

The following table presents the estimated fair values and useful lives of the identifiable finite-life intangible assets acquired:

	Useful Life	Fair value
Completed technology	12 years	$13,100
Customer relationships	6 years	300
Trademarks	5 years	200

		$13,600

Goodwill was recognized for the excess purchase price over the fair value of the net assets acquired. The goodwill reflects the value of the synergies the Company expects to realize and the assembled workforce. Goodwill from the Acquisition is included within the Company’s one reporting unit and is included in the Company’s enterprise-level annual review for impairment. Goodwill resulting from the Acquisition is not deductible for tax purposes.

The purchase price has been allocated to the tangible and intangible assets acquired and liabilities assumed based upon the respective estimates of fair value as of the date of the Acquisition, which remains preliminary, and using assumptions that the Company’s management believes are reasonable given the information then available. The final allocation of the purchase price may differ materially from the information presented in these condensed consolidated financial statements. Any changes to the preliminary estimates of the fair value of the assets acquired and liabilities assumed will be recorded as adjustments to those assets and liabilities and residual amounts will be allocated to goodwill.

The revenues and loss before income taxes from the Acquisition were immaterial to the Company’s consolidated results for the three- and nine-month periods ended December 25, 2020. The Company has not presented pro forma results of operations for the Acquisition because it is not material to the Company’s consolidated results of operations, financial position, or cash flows.